Statement of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016
Net Cash Provided by (Used in) Operating Activities
Net Income (Loss)	$ (738,097)	$ (861,069)	$ (1,593,027)	$ (1,227,747)
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities
Depreciation	53,106	66,932	26,488	45,078
Amortization			90,177	90,177
Fair Value Change of Derivative Liability	74,147			(446,785)
Issuance of Stock and Warrants for Services or Claims	264,779	274,494	433,254	783,120
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	(346,065)	(519,643)	(1,043,108)	(756,157)
Increase (Decrease) in Operating Assets
Increase (Decrease) in Prepaid Expense and Other Assets		2,995	2,995	11,511
Increase (Decrease) in Other Operating Assets
Increase (Decrease) in Operating Assets		2,995	2,995	11,511
Increase (Decrease) in Operating Liabilities
Increase (Decrease) in Accounts Payable and Accrued Liabilities	81,729	(21,609)	7,905	18,471
Increase (Decrease) in Operating Capital	83,729	(21,609)	7,905	18,471
Net Cash Provided by (Used in) Operating Activities	(262,336)	(538,257)	(1,032,208)	(726,175)
Net Cash Provided by (Used in) Financing Activities
Proceeds from (Repayments of) Short-term Debt		(90,000)	15,000	90,000
Proceeds from Issuance of Common Stock	261,399	689,500	972,575	677,792
Net Cash Provided by (Used in) Financing Activities	261,399	599,500	987,575	767,792
Cash and Cash Equivalents, Period Increase (Decrease)	(937)	61,243	(44,633)	41,617
Cash and Cash Equivalents, at Carrying Value	1,952	46,585	46,585	4,968
Cash and Cash Equivalents, at Carrying Value	$ 1,015	$ 107,828	$ 1,952	$ 46,585